Notes (Details) [Textuals] (USD $)	12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Convertible Debt [Member]	Aug. 23, 2006 Convertible Debt [Member] Senior Notes [Member]	Dec. 31, 2010 Unsecured Debt [Member]	Oct. 11, 2007 Unsecured Debt [Member]	Dec. 31, 2010 Term Loan [Member]	Dec. 31, 2010 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Interest Rate Debt [Member]	Dec. 31, 2009 4.75% Fixed Rate Public Notes [Member]	Dec. 31, 2009 6.95% Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2009 6.95% Fixed Rate Public Notes At Premium [Member]	Dec. 31, 2009 6.625% Fixed Rate Public Notes [Member]	Dec. 31, 2009 5.50% Fixed Rate Public Notes [Member]	Dec. 31, 2009 5.20% Percentage Fixed Rate Tax-exempt Notes [Member]	Dec. 31, 2009 3.85% Fixed Rate Public Notes At Discount [Member]	Dec. 31, 2009 3.85% Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2010 Floating Rate Public or Private Notes Due on April 1, 2013 [Member]	Dec. 31, 2009 Floating Rate Public or Private Notes due on June 15, 2009 [Member]	Dec. 31, 2010 Senior Notes [Member]
Debt Instrument [Line Items]
Unsecured Notes, face amount	$ 650,000,000				$ 650,000,000	$ 500,000,000			$ 600,000,000										$ 400,000,000	$ 400,000,000	$ 482,500,000
Effective interest rate of notes									5.09%
Proceeds	595,422,000								595,400,000
Maturity period of interest rate notes									ten years
Fixed rate public notes Repurchased											105,200,000	185,200,000	21,700,000	146,100,000	127,900,000	75,800,000	17,500,000	48,500,000
Fixed rate public notes recognized loss on debt extinguishment	(2,457,000)	(17,525,000)	18,656,000										1,300,000	11,700,000	9,000,000		2,000,000
Fixed rate public notes unamortized deferred financing cost write off											79,000	400,000		300,000	500,000	700,000	100,000	300,000
Unamortized discount Premium on notes payable write off											46,000	1,000,000	200,000		400,000		800,000	1,500,000
Repayment of fixed rate public notes											122,200,000
Maturity period of unsecured loan						The loan matures on October 5, 2010		Matures on October 5, 2011, subject to one remaining one-year extension options exercisable by the Operating Partnership
Unsecured notes of $5.2 billion	5,185,180,000	4,609,124,000					500,000,000
Senior unsecured term loan bearing variable interest rate						LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Operating Partnership’s long-term senior unsecured debt.
Maturity period of exchangeable senior notes				Aug. 15, 2025
Note bearing fixed interest rate				193336500.00%
Unamortized net premiums on notes payable, written off														200,000
Convertible Notes, stated interest rate		5.60%				3.85%			4.75%	4.75%	4.75%		6.95%	6.625%	5.50%	5.20%	3.85%
Outstanding loan included in the unsecured revolving credit facility	5,185,180,000	4,609,124,000
Additional borrowing capacity						250,000,000
Debt Instrument repurchase price percentage													1.06	1.08	1.07		0.884
Notes (Textuals) [Abstract]
Fair value of interest rate swaps	300,000,000	300,000,000
Interest rate range from minimum		0.0020
Interest rate range to maximum		0.12465
Loss on debt extinguishment	(2,457,000)	(17,525,000)	18,656,000										1,300,000	11,700,000	9,000,000		2,000,000
Face value of convertible unsecured debt	1,280,000,000	1,370,000,000
Convertible Notes, stated interest rate		0.27%
Line of credit amount outstanding	0	0
Convertible senior subordinated notes, base conversion price	$ 1,000,000
Convertible senior subordinated notes conversion ratio	16.3934
Debt instrument convertible conversion price per share	$ 61.00